Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Obligations	As of December 31, 2023 and 2022, the Company had the following lease obligations:
	Discount		December 31,	December 31,
	Rate	Maturity	2023	2022
	1.5% - 3.0%	2024-2025	€37,579	€55,961
Current	1.5% - 3.0%	2024-2025	18,487	39,098
Non-current			€56,066	€95,059

Schedule of Lease Liabilities
Balance - December 31, 2021	€56,743
Lease liability additions	109,506
Lease liability termination	(35,668)
Repayment of Lease liability	(37,036)
Interest expense on lease liabilities	1,514
Balance - December 31, 2022	€95,059
Lease liability additions	19,353
Repayment of Lease liability	(60,523)
Interest expense on lease liabilities	2,177
Balance - December 31, 2023	€56,066

Schedule of Maturity Lease Liabilities	The following table summarizes the maturity of our lease liabilities as of December 31, 2023:
2024	€38,653
2025	14,930
2026	4,000
Total lease payments	57,583
Less: financing cost	(1,517)
Lease liabilities	€56,066

Schedule of Right-of-Use Assets	As of December 31, 2023 and 2022, the Company has right-of-use assets as follows:
Balance - December 31, 2021	€55,730
Additions	109,506
Termination	(34,777)
Depreciation	(36,353)
Balance - December 31, 2022	€94,106
Additions	19,353
Depreciation	(58,524)
Balance - December 31, 2023	€54,935